Variable Interest Entities - Consolidated Financial Statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)
Variable Interest Entity [Line Items]
Total Assets	¥ 1,783,412		¥ 1,530,419		$ 265,729
Total liabilities	784,499		809,492		116,891
Net revenues	1,942,113	$ 300,786	1,834,422	¥ 1,284,863
Net income	235,869	36,530	207,657	106,151
Cash flow provided by operating activities	238,751	36,975	334,033	133,210
Cash flow used in investing activities	(286,497)	(44,372)	(14,631)	(43,439)
Cash flow provided by/(used in) financing activities	(1,000)	(155)	185,606	(5,709)
Variable interest entity
Variable Interest Entity [Line Items]
Total Assets	1,609,296		1,349,713		239,785
Total liabilities	784,499		799,410		$ 116,891
Net revenues	1,942,113	300,786	1,834,422	1,284,863
Net income	239,445	37,084	207,662	106,151
Cash flow provided by operating activities	242,326	36,107	334,038	133,210
Cash flow used in investing activities	(286,497)	(42,688)	(14,631)	(43,439)
Cash flow provided by/(used in) financing activities	¥ (1,000)	$ (149)	¥ 4,895	¥ (5,709)